UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2007

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	James Scott Harkness
Title:	President
Phone:	(262) 521-2330
Signature, Place, and Date of Signing:

     s/J.Scott Harkness/s        	 Waukesha, Wisconsin     04/26/07
      (Signature)			       (City/State)	 (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all  holdings are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:		0

Form 13F Information Table Entry Total:		117

Form 13F Information Table Value Total:		$ 614,909
(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report:	None


PROVIDENT TRUST COMPANY
SEC #801-58213
31-Mar-07
											Voting Authority
			Type of			Shares/		Value	Invt	Otr
Name of Issuer		Class	Cusip		Prn Amt		(x 1,000)Desc	Mgr	Sole	Shared	None

ABBOTT LABS		Com	002824100	4,938		276	Sole		4,938
ACCENTURE LTD-CLS A 	Com	G1150G111	934,300		36,008	Sole		934,300
ACTUANT CORPORATION	Com	00508X203	1,300		66	Sole		1,300
AFLAC INC		Com	001055102	9,930		467	Sole		9,930
AMERICAN EXPRESS CO	Com	025816109	1,477		83	Sole		1,477
AMERICAN INTL GROUP INC	Com	026874107	2,800		188	Sole		2,800
AMGEN INC		Com	031162100	4,000		224	Sole		4,000
AMGEN INC		Com	031162100	1,548		87	Sole		1,548
ANICOM INC		Com	035250109	4,000		0	Sole		4,000
APPLE COMPUTER INC	Com	037833100	100		9	Sole		100
APW LTD			Com	G04397108	12,250		0	Sole		12,250
ASSOCIATED BANC CORP	Com	045487105	2,178		73	Sole		2,178
ASSOCIATED BANC CORP	Com	045487105	899		30	Sole		899
BANK OF AMERICA CORP	Com	060505104	5,468		279	Sole		5,468
BAXTER INTL INC		Com	071813109	3,000		158	Sole		3,000
BED BATH & BEYOND INC	Com	075896100	3,000		121	Sole		3,000
BEMIS INC		Com	081437105	8,000		267	Sole		8,000
BERKSHIRE HTHWY CL B	Com	084670207	10		36	Sole		10
BIOMET INC		Com	090613100	975,745		41,459	Sole		975,745
BLOCK H&R INC		Com	093671105	6,400		135	Sole		6,400
BOSTON SCIENTIFIC CORP	Com	101137107	6,800		99	Sole		6,800
BP PLC SPON ADR		Com	055622104	7,112		461	Sole		7,112
BP PLC SPON ADR		Com	055622104	3,050		197	Sole		3,050
BRADY CORPORATION CL A	Com	104674106	12,000		374	Sole		12,000
CHEVRON CORP 		Com	166764100	1,708		126	Sole		1,708
CHEVRON CORP 		Com	166764100	2,692		199	Sole		2,692
CISCO SYS INC		Com	17275r102	11,300		288	Sole		11,300
CISCO SYS INC		Com	17275r102	572,035		14,604	Sole		572,035
CITIGROUP INC 		Com	172967101	850		44	Sole		850
CITIGROUP INC 		Com	172967101	7,000		359	Sole		7,000
CITIZENS BANKING CORP	Com	174420109	3,465		77	Sole		3,465
CLARENT CORP		Com	180461105	120		0	Sole		120
COMCAST CORP CL A	Com	20030N101	172		4	Sole		172
CONOCO PHILLIPS		Com	20825C104	2,000		137	Sole		2,000
COSTCO WHSL CORP NEW	Com	22160K105	240		13	Sole		240
CUMMINS INC		Com	231021106	2		0	Sole		2
DEVRY INC		Com	251893103	2,000		59	Sole		2,000
DEVRY INC		Com	251893103	3,412		100	Sole		3,412
DISNEY WALT CO		Com	254687106	5,224		180	Sole		5,224
DU PONT E I DE NEMOURS	Com	263534109	2,851		141	Sole		2,851
EBAY INC		Com	278642103	1,700		56	Sole		1,700
ELECTRONIC TELE-COMM	Com	285861100	2,000		0	Sole		2,000
EMAGEON INC		Com	20976V109	26,333		290	Sole		26,333
EXPRESS SCRIPTS INC	Com	302182100	699,390		56,455	Sole		699,390
EXXON MOBIL CORP 	Com	30231G102	2,264		171	Sole		2,264
EXXON MOBIL CORP 	Com	30231G102	2,300		174	Sole		2,300
FASTENAL CO		Com	311900104	1,257,990	44,093	Sole		1,257,990
FISERV INC		Com	337738108	7,867		417	Sole		7,867
FOREST LABS INC		Com	345838106	4,000		206	Sole		4,000
FRANKLIN RES INC	Com	354613101	347,105		41,941	Sole		347,105
GAP INC			Com	364760108	168		3	Sole		168
GENERAL ELEC CO 	Com	369604103	33,644		1,190	Sole		33,644
GRAINGER W W INC	Com	384802104	2,650		205	Sole		2,650
HARLEY DAVIDSON, INC	Com	412822108	1,000		59	Sole		1,000
HAWAIIAN ELECTRIC INDS	Com	419870100	2,000		52	Sole		2,000
HEARTLAND EXPRESS INC	Com	422347104	706,443		11,218	Sole		706,443
HELMERICH & PAYNE INC	Com	423452101	998,065		30,281	Sole		998,065
HOME DEPOT INC		Com	437076102	1,800		66	Sole		1,800
HOSPIRA INC		Com	441060100	187		8	Sole		187
ILLINOIS TOOL WKS INC	Com	452308109	3,600		186	Sole		3,600
INPHONIC INC		Com	45772G105	26,600		290	Sole		26,600
INTEL CORP		Com	458140100	6,600		126	Sole		6,600
INTERPUBLIC GRP COS INC	Com	460690100	2,033		25	Sole		2,033
ISTAR FINL INC 		Com	45031U101	2,500		117	Sole		2,500
ITT INDS INC IND	Com	450911102	2,000		121	Sole		2,000
ITT INDS INC IND	Com	450911102	1,000		60	Sole		1,000
JACOBS ENGR GROUP INC	Com	469814107	1,125,760	52,517	Sole		1,125,760
JOHNSON & JOHNSON	Com	478160104	1,300		78	Sole		1,300
JOHNSON & JOHNSON	Com	478160104	3,900		235	Sole		3,900
JOHNSON CONTROLS	Com	478366107	3,596		340	Sole		3,596
JP MORGAN CHASE & CO	Com	46625H100	7,765		376	Sole		7,765
KIMBERLY CLARK CORP	Com	494368103	2,400		164	Sole		2,400
KINDER MORGAN INC KANS	Com	49455P101	500		53	Sole		500
LOWES COS INC 		Com	548661107	5,000		157	Sole		5,000
MAGNUSON COMPUTER SYS 	Com	559726104	1,000		0	Sole		1,000
MANPOWER INC		Com	56418H100	562,200		41,473	Sole		562,200
MANULIFE FINANCIAL CORP	Com	56501R106	1,318		45	Sole		1,318
MARSHALL & ILSLEY CORP	Com	571834100	36,014		1,668	Sole		36,014
MARSHALL & ILSLEY CORP	Com	571834100	840		39	Sole		840
METRO AIRLINES INC	Com	591905203	11		0	Sole		11
NEWPORT CORP		Com	651824104	3,000		49	Sole		3,000
NUVEEN CALIF PERF PLUS	Com	67062Q106	6,800		101	Sole		6,800
NUVEEN PREM INC MUN FD	Com	67062T100	7,000		101	Sole		7,000
OUTSOURCE INTL INC	Com	690131107	1,000		0	Sole		1,000
PENNEY JC INC		Com	708160106	578,120		47,498	Sole		578,120
PEPSICO INC		Com	713448108	1,000		64	Sole		1,000
PFIZER INC		Com	717081103	2,000		51	Sole		2,000
PFIZER INC		Com	717081103	4,800		121	Sole		4,800
PRINCIPAL FINCL GRP,INC	Com	74251v102	116		7	Sole		116
PROCTER & GAMBLE CO	Com	742718109	2,219		140	Sole		2,219
PROCTER & GAMBLE CO	Com	742718109	9,360		591	Sole		9,360
PRUDENTIAL FINL INC	Com	744320102	3,000		271	Sole		3,000
QUADREX CORP		Com	747309102	2,000		0	Sole		2,000
RESMED INC		Com	761152107	696,915		35,104	Sole		696,915
ROBERT HALF INTL 	Com	770323103	1,100,680	40,736	Sole		1,100,680
ROCKWELL AUTOMATION	Com	773903109	813,640		48,713	Sole		813,640
ROYAL DTCH SHLL PLC	Com	780259206	2,400		159	Sole		2,400
SCHWAB CHARLES CP NEW	Com	808513105	2,735,790	50,038	Sole		2,735,790
SEAGATE TECHNOLOGY ESC	Com	811804988	9		0	Sole		9
SMF ENERGY CORP		Com	811804988	1,000		2	Sole		1,000
STRYKER CORP		Com	863667101	16,003		1,061	Sole		16,003
SUN LIFE FINANCIAL INC	Com	866796105	417		19	Sole		417
SYSCO CORP		Com	871829107	2,460		83	Sole		2,460
T. ROWE PRICE GROUP INC	Com	74144t108	538,915		25,431	Sole		538,915
TANKNOLOGY-NDE INTL INC	Com	87583E101	500		0	Sole		500
TARGET CORP		Com	87612E106	350		21	Sole		350
TRAVELERS COS INC	Com	89417E109	35		2	Sole		35
UNITED TECHNOLOGIES CRP	Com	913017109	2,000		130	Sole		2,000
US BANCORP 		Com	902973304	3,025		106	Sole		3,025
US BANCORP 		Com	902973304	144		5	Sole		144
WAL MART STORES INC	Com	931142103	200		9	Sole		200
WAL MART STORES INC	Com	931142103	3,000		141	Sole		3,000
WALGREEN CO 		Com	931422109	3,000		138	Sole		3,000
WARREN RESOURCES INC	Com	93564A100	5,448		71	Sole		5,448
WEATHERFORD INTRNATL LTDCom	G95089101	5,130		231	Sole		5,130
WM WRIGLEY JR		Com	982526105	1,200		61	Sole		1,200
WRIGLEY WM JR CO CL B	Com	982526204	300		15	Sole		300
WYETH			Com	983024100	600		30	Sole		600

				614,909